Note 9 - Acquisition of Business - Net Assets Acquired From EdgePower Inc. (Details) $ in Millions	Sep. 30, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CAD ($)	Sep. 30, 2017 CAD ($)
Statement Line Items [Line Items]
Goodwill	$ 302,984,000			$ 291,625
EdgePower Inc. [member]
Statement Line Items [Line Items]
Working capital			$ 993,000
Intangible assets			14,198,000
Goodwill			7,673,000
Deferred tax liabilities			(3,820,000)
Total consideration			19,044,000
Cash paid, net of working capital adjustment			9,534,000
Equity interests of acquirer			9,510,000
Total consideration transferred, acquisition-date fair value		$ 14.9	$ 19,044,000